Contingent Liabilities and Commitments - Summary of Contingent Liabilities and Commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Guarantees and formal standby facilities, credit lines and other commitments	£ 37,699	£ 37,748
Contingent liability for guarantees
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Guarantees given to third parties	428	363
Loan commitments
Disclosure Of Contingent Liabilities And Commitments [Line Items]
Formal standby facilities, credit lines and other commitments	£ 37,271	£ 37,385